Weighted average assumptions of Stock options (DETAILS) (USD $)	3 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
Expected life in years	5.77	5.77
Assumed annual dividend growth rate	0.00%	0.00%
Expected volatility	188.00%	188.00%
Risk free interest rate	1.86%	1.86%
Expense as stock-based compensation	$ 2,000	$ 2,000
weighted-average fair value of each option granted	$ 2.35	$ 2.35